Loans and Allowance for Credit Losses - Commercial Loans by Industry Group and Geography Excluding Covered Loans (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Loans by Industry Group and Geography [Line Items]
Commercial	$ 102,444	$ 97,561
Commercial, percentage	100.00%	100.00%
California [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 13,507	$ 14,086
Commercial, percentage	13.20%	14.40%
Colorado [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 4,071	$ 3,979
Commercial, percentage	4.00%	4.10%
Illinois [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 5,356	$ 5,245
Commercial, percentage	5.20%	5.40%
Minnesota [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 7,832	$ 7,406
Commercial, percentage	7.60%	7.60%
Missouri [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,274	$ 3,525
Commercial, percentage	3.20%	3.60%
Ohio [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 4,913	$ 4,330
Commercial, percentage	4.80%	4.50%
Oregon [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 2,135	$ 2,044
Commercial, percentage	2.10%	2.10%
Washington [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,672	$ 3,699
Commercial, percentage	3.60%	3.80%
Wisconsin [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,630	$ 3,539
Commercial, percentage	3.50%	3.60%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 5,094	$ 4,806
Commercial, percentage	5.00%	4.90%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 5,488	$ 5,206
Commercial, percentage	5.30%	5.30%
Idaho, Montana, Wyoming [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 1,114	$ 1,225
Commercial, percentage	1.10%	1.30%
Arizona, Nevada, New Mexico, Utah [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 4,183	$ 3,836
Commercial, percentage	4.10%	3.90%
Total Banking Region [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 64,269	$ 62,926
Commercial, percentage	62.70%	64.50%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 18,031	$ 16,408
Commercial, percentage	17.60%	16.80%
All Other States [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 20,144	$ 18,227
Commercial, percentage	19.70%	18.70%
Total Outside Company's Banking Region [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 38,175	$ 34,635
Commercial, percentage	37.30%	35.50%
Manufacturing [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 15,064	$ 14,710
Commercial, percentage	14.70%	15.10%
Real Estate, Rental and Leasing [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 12,270	$ 12,461
Commercial, percentage	12.00%	12.80%
Retail Trade [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 8,211	$ 8,952
Commercial, percentage	8.00%	9.20%
Finance and Insurance [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 10,301	$ 8,639
Commercial, percentage	10.00%	8.80%
Wholesale Trade [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 8,310	$ 7,383
Commercial, percentage	8.10%	7.60%
Healthcare and Social Assistance [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 5,769	$ 6,517
Commercial, percentage	5.60%	6.70%
Public Administration [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 4,773	$ 5,116
Commercial, percentage	4.70%	5.20%
Arts, Entertainment and Recreation [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 4,089	$ 3,853
Commercial, percentage	4.00%	3.90%
Professional, Scientific and Technical Services [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,358	$ 3,499
Commercial, percentage	3.30%	3.60%
Educational Services [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,139	$ 3,414
Commercial, percentage	3.10%	3.50%
Information [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,576	$ 3,403
Commercial, percentage	3.50%	3.50%
Transport and Storage [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,559	$ 3,198
Commercial, percentage	3.50%	3.30%
Utilities [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 2,760	$ 1,933
Commercial, percentage	2.70%	2.00%
Other Services [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 1,691	$ 1,698
Commercial, percentage	1.60%	1.70%
Mining [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 1,636	$ 1,590
Commercial, percentage	1.60%	1.60%
Agriculture, Forestry, Fishing and Hunting [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 1,235	$ 1,429
Commercial, percentage	1.20%	1.50%
Other [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 12,703	$ 9,766
Commercial, percentage	12.40%	10.00%